LEASES - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Within one year	$ 425,567
Two to five years	1,403,932
Less: Amount due within one year shown under current liabilities	(425,567)
Amount due after one year	1,403,932
Current portion	425,567
Non-current portion	$ 1,403,932